SIGNIFICANT TRANSACTIONS - Acquisition of ISP Shtorm LLC- The Fair Value of Identifiable Assets and Liabilities as of Acquisition (Details) - USD ($) $ in Millions		9 Months Ended
	Feb. 26, 2026	Sep. 30, 2026	Sep. 30, 2025	Feb. 09, 2026
Disclosure of detailed information about business combination [line items]
Net outflow of cash - investing activities		$ 240	$ 151
LLC ISP Shtorm
Disclosure of detailed information about business combination [line items]
Purchase consideration	$ 10			$ 10
JSC Kyivstar | LLC ISP Shtorm
Disclosure of detailed information about business combination [line items]
Intangible assets	3
Property, plant and equipment	2
Deferred tax liability	(1)
Fair value of identifiable net assets	4
Goodwill resulting from acquisition	6
Purchase consideration	10
Purchase consideration		10
Less: deferred consideration	$ (3)	(3)
Cash consideration paid at acquisition		7
Settlement of deferred consideration		3
Net outflow of cash - investing activities		$ 10